Share Purchase Warrants and Stock Options (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 15, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share Purchase Warrants and Stock Options [Line Items]
Fair value of warrants		$ 117,120		$ 833,615
Weighted-average remaining life stock options		4 years 1 month 6 days		3 years 7 months 6 days
Stock-based compensation expense		$ 146,581
Share purchase warrants and stock options	$ 567,402
Fair value warrant					$ 4,720,805
Weighted-average remaining life				3 years 1 month 6 days
Unvested stock options			$ 448,067
Warrant [Member]
Share Purchase Warrants and Stock Options [Line Items]
Weighted-average remaining life		3 years 7 months 6 days
Warrant [Member]
Share Purchase Warrants and Stock Options [Line Items]
Fair value warrant				$ 833,615